Summarized Status of Performance-based Nonvested Shares and Changes during Period (Parenthetical) (Detail) (Performance Shares)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	564,000	[1]	278,000	[1]	300,000	[1]
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	87,356

[1]	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.